TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivables	$ 2,939	$ 7,679
Value added tax receivables	5,473	4,998
Other	475	2,103
Trade and other receivables	$ 8,887	$ 14,780